Federal Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 1997
Federal Income Taxes (Textual)
Effective income tax rate reconciliation special bad debt deduction			8.00%
Retained earnings for which federal income taxes have not been provided	$ 5,200
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	1,300
Income tax deduction	509
Deferred tax liability	816	$ 443
Recognized tax benefit	141	$ (37)
Loss carryforward	$ 4,304
Loss carryforward expires beginning	Jun. 30, 2032